Financial Instruments and Risk Management - Schedule Of Fair Value Of Derivative Hedge Instrument One (Details) - BRL (R$) R$ in Millions	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Net liabilities exposed		R$ (186)	R$ (210)
Net liabilities exposed		(186)
Probable Scenario [Member]
Disclosure of financial liabilities [line items]
Net liabilities exposed	R$ (191)
Net effect of exchange rate fluctuation	(5)
Adverse Scenario [Member]
Disclosure of financial liabilities [line items]
Net liabilities exposed	(212)
Net effect of exchange rate fluctuation	(26)
Suppliers (itaipu binacional) [member]
Disclosure of financial liabilities [line items]
Net liabilities exposed		R$ (186)
Suppliers (itaipu binacional) [member] | Probable Scenario [Member]
Disclosure of financial liabilities [line items]
Net liabilities exposed	(191)
Suppliers (itaipu binacional) [member] | Adverse Scenario [Member]
Disclosure of financial liabilities [line items]
Net liabilities exposed	R$ (212)